RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

As indicated in Note 9, the Company entered into a Warehouse Facility agreement with Lenders where a member of the Board of Directors has an interest. The Company has evaluated the relationship and determined that the Warehouse Facility agreement represents a related party transaction that has been entered into in the ordinary course of business. As such, the Warehouse Facility agreement was reviewed and approved as a related party transaction in accordance with the related party transaction approval process implemented by the Company.

The Company analyzed the terms of Warehouse Facility agreement and concluded that the terms represent a transaction conducted at arm’s length.

In 2015 and 2016, the Company issued loans and executed lines of credit to two Company executives in connection with shareholders’ equity issuances and related tax consequences. The Company notes that the outstanding loan and line of credit balances were repaid in February 2021.

(a)	Only one executive had an outstanding loan as of December 31, 2020. The balance of the loan at December 31, 2020 was $353. The loan was due in 2024. The principal amounts accrue interest at 1.53%, compounded annually. The balance was netted with the respective equity issuances in shareholders’ equity.

NOTE 18 – RELATED PARTY TRANSACTIONS (continued)

(b)	The executives can draw on the lines of credit up to $940. Interest was due upon loan termination and was accrued based on the federal midterm rate during the month the Company provides advances on the line of credit. The amount outstanding at December 31, 2020 was $809.